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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                           Arlington, TX       August 6, 2008
-------------------------------------   -----------------   --------------------
[Signature]                             [City]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           48
Form 13F Information Table Value Total:      121,105
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                    VOTING AUTHORITY
                                                      VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
-------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ALTRA HOLDINGS INC         COMMON         02208R106    4,448 264,600 SH        SOLE      N/A      264,600
AMERICAN EAGLE OUTFITTERS  COMMON         02553E106    4,089 300,000 SH        SOLE      N/A      300,000
APPLIED MATERIALS INC      COMMON         038222105      764  40,000 SH        SOLE      N/A       40,000
BAKER HUGHES INC           COMMON         057224107    3,057  35,000 SH        SOLE      N/A       35,000
BHP BILLITON PLC           Sponsored ADR  05545E209    1,162  15,000 SH        SOLE      N/A       15,000
BRNC 7/2008 $20 CALLS      OPT (call)     112211107        2     150     CALL  SOLE      N/A          150
BRONCO DRILLING CO INC     COMMON         112211107    3,676 200,000 SH        SOLE      N/A      200,000
BRUNSWICK CORP             COMMON         117043109    1,272 120,000 SH        SOLE      N/A      120,000
BUILD A BEAR               COMMON         120076104    5,016 690,000 SH        SOLE      N/A      690,000
CCU 7/2008 $37.50 CALL     OPT (call)     184502102        2     600     CALL  SOLE      N/A          600
CHILDREN'S PLACE           COMMON         168905107    6,859 190,000 SH        SOLE      N/A      190,000
COMPANHIA VALE DO RIO DOCE Spon ADR Pfd   204412100    1,492  50,000 SH        SOLE      N/A       50,000
CORUS BANKSHARES INC       COMMON         220873103      312  75,000 SH        SOLE      N/A       75,000
CULP INC                   COMMON         230215105    2,605 371,100 SH        SOLE      N/A      371,100
CYPRESS SEMICONDUCTOR      COMMON         232806109   17,325 700,000 SH        SOLE      N/A      700,000
DHI 1/2009 $15 CALL        OPT (call)     23331A109      195   2,000     CALL  SOLE      N/A        2,000
DHI 11/2008 $12.50 CALL    OPT (call)     23331A109      140   1,000     CALL  SOLE      N/A        1,000
EPICORE SOFTWARE CORP      COMMON         29426L108      346  50,000 SH        SOLE      N/A       50,000
FAMILY DOLLAR              COMMON         307000109    1,396  70,000 SH        SOLE      N/A       70,000
HEICO CORP                 COMMON CL A    422806208      266  10,000 SH        SOLE      N/A       10,000
HILLENBRAND INC            COMMON         431571108    1,712  80,000 SH        SOLE      N/A       80,000
ILLINOIS TOOL WKS INC      COMMON         452308109    1,900  40,000 SH        SOLE      N/A       40,000
INTC 7/2008 $25 CALL       OPT (call)     458140100        8   1,500     CALL  SOLE      N/A        1,500
INTEL CORP                 COMMON         458140100    2,792 130,000 SH        SOLE      N/A      130,000
INTUIT                     COMMON         461202103    2,206  80,000 SH        SOLE      N/A       80,000
LENNAR CORP                COMMON CL B    526057302    1,665 150,000 SH        SOLE      N/A      150,000
LIBERTY MEDIA HOLDING CORP INT COM SER A  53071M104    2,140 145,000 SH        SOLE      N/A      145,000
LIMITED BRANDS INC         COMMON         532716107    1,854 110,000 SH        SOLE      N/A      110,000
LINCARE                    COMMON         532791100    4,260 150,000 SH        SOLE      N/A      150,000
LNCR 11/2008 $30 CALLS     OPT (call)     532791100      183   1,000     CALL  SOLE      N/A        1,000
MBIA INC                   COMMON         55262C100      263  60,000 SH        SOLE      N/A       60,000
MILLER HERMAN INC          COMMON         600544100    5,476 220,000 SH        SOLE      N/A      220,000
NABORS INDS LTD            SHS            G6359F103    1,231  25,000 SH        SOLE      N/A       25,000
PETROLEO BRASILEIRO        SP ADR NON VTG 71654V101   11,590 200,000 SH        SOLE      N/A      200,000
QLOGIC CORP                COMMON         747277101    3,472 238,000 SH        SOLE      N/A      238,000
RADIOSHACK CORP            COMMON         750438103      736  60,000 SH        SOLE      N/A       60,000

         COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                    VOTING AUTHORITY
                                                      VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
-------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ROBERT HALF INTL INC       COMMON         770323103    2,157  90,000 SH        SOLE      N/A       90,000
SEALY CORP                 COMMON         812139301    1,246 217,000 SH        SOLE      N/A      217,000
SOUTHWEST AIRLS CO         COMMON         844741108    1,956 150,000 SH        SOLE      N/A      150,000
STANLEY WKS                COMMON         854616109    2,242  50,000 SH        SOLE      N/A       50,000
STAPLES INC                COMMON         855030102    1,663  70,000 SH        SOLE      N/A       70,000
SYMANTEC CORP              COMMON         871503108      290  15,000 SH        SOLE      N/A       15,000
SYMC 7/2008 $17.50 PUT     OPT (put)      871503108        1     150     PUT   SOLE      N/A          150
TEXAS INSTRS INC           COMMON         882508104    3,379 120,000 SH        SOLE      N/A      120,000
TRUEBLUE INC               COMMON         89785X101    4,624 350,000 SH        SOLE      N/A      350,000
U S G CORP                 COMMON         903293405    1,035  35,000 SH        SOLE      N/A       35,000
VERIGY LTD                 SHS            Y93691106    5,564 245,000 SH        SOLE      N/A      245,000
WESTERN DIGITAL CORP       COMMON         909218109    1,036  30,000 SH        SOLE      N/A       30,000